Recent Accounting Pronouncements (Details) $ in Millions	Dec. 31, 2020 USD ($)
London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument [Line Items]
Loan and finance lease obligations referencing LIBOR	$ 325